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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2004

Check here is Amendment [ ]; Amendment Number:
                                               ---------------------------------
   This Amendment (Check only one.):           [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing
   this Report:
Name:                                          MTB Investment Advisors, Inc.
Address:                                       100 East Pratt Street, 17th Floor
                                               Baltimore, MD 21202

Form 13-F File Number:                         028-10909

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:                                          Mark Czarnecki
Title:                                         Executive Vice President
Phone:                                         (716) 842-5291

Signature, Place & Date of Signing:

    Mark Czarnecki, Executive Vice-President   Buffalo, New York   8/6/2004
    ----------------------------------------   -----------------   --------
                   [Signature]                   [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting managers are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting managers are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                           Name

28-267                                         M&T Bank Corporation